Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Billed services (accounts receivable)	$ 1,751,950	$ 1,349,851
Allowance for credit losses (note 5)	(20,562)	(7,081)	$ (7,149)
Accounts receivable (net)	1,731,388	1,342,770
Unbilled services (unbilled revenue)	957,655	623,121
Accounts receivable and unbilled revenue, net	2,689,043	1,965,891
Unearned revenue (payments on account)	(1,507,449)	(1,323,961)
Net balance	(549,794)	$ (700,840)
Change in unbilled receivables	334,534
Change in unearned revenue (payments on account)	(183,488)
Change in advance payments netted against unbilled contracts receivable	$ 151,046
Change in unbilled receivables (in percent)	53.70%
Change in unearned revenue (payments on account) (in percent)	13.90%
Change in advance payments netted against unbilled contracts receivable (in percent)	21.60%